Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge High Yield Reinsurance Risk Premium Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Stone Ridge High Yield Reinsurance Risk Premium Fund’s (the “Fund”) investment objective is to seek a high level of total return consisting of income and preservation of capital.  There can be no assurance that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund generally does not pay transaction costs, such as commissions, when it buys and sells event-linked bonds.  With respect to certain trades in event-linked bonds and other investments, the Fund may pay transaction costs, such as commissions, when it buys and sells such investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be less than 25% of the Fund’s total assets in the first year of operations.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through February 1, 2014, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investment in reinsurance-related securities should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing.  In constructing an investment portfolio, the Adviser identifies a universe of eligible securities with precisely-defined risk and return characteristics.  It then seeks to obtain a meaningful subset of that universe while efficiently managing the portfolio and keeping trading costs low.  Because the risks in reinsurance-related securities – largely related to natural disasters such as earthquakes and hurricanes – are not similar to the risks investors bear in traditional equities and debt markets, the Adviser believes that investment in reinsurance-related securities may provide benefits when added to traditional portfolios. As such, the Adviser does not intend to buy or sell securities for the portfolio based on prospects for the economy or based on movements of traditional equities and debt securities markets.

The Fund will pursue its investment objective by investing primarily in event-linked bonds, Quota Share Notes (defined below) and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry (collectively, “reinsurance-related securities”).  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  In addition, the Fund will also invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield, high risk debt securities (commonly referred to as “junk bonds”).  High yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.  The Adviser has broad discretion to allocate the Fund’s assets among these investment categories.  As of December 31, 2012 the median spread above collateral of event-linked bonds (as stated in the offering circulars) is approximately 8.4%, although this may change due to the variable nature of the event-linked bond yields and/or other market circumstances.  Consistent with its investment objective and its 80% policies, the Fund may invest in reinsurance-related securities across the yield spectrum, but will generally focus its investments in higher yielding, higher risk securities (i.e., those above the median yield). The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer.

Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category.  The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds.  In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss.  If the trigger event(s) occurs prior to a bond's maturity, the Fund may lose all or a portion of its principal and forgo additional interest.  In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer's obligation to pay interest and/or repay the principal is either deferred or completely forgiven.  For example, if the Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments.  If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis.  Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond.  The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments.  Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events.  Trigger events include hurricanes, earthquakes and weather-related phenomena.

The Fund may also invest indirectly in quota shares, by holding notes issued by a special purpose vehicle (“SPV”) whose performance is tied to an underlying quota share transaction (“Quota Share Note”).  Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage.  For example, under a 20% quota-share agreement, the SPV would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below investment grade securities (or “junk bonds”) (i.e., those rated lower than Baa by Moody’s Investors Service, Inc. and lower than BBB by Standard & Poor’s Rating Group).  Because most event-linked bonds are rated below investment grade, a substantial portion of the Fund’s assets may be invested in below investment grade bonds, similar in some respects to high yield corporate bond funds.  Event-linked catastrophe bonds are exposed to catastrophic insurance risk whereas high yield bonds are typically exposed to the potential default of financially distressed issuers.  The Fund has no limit as to the maturity of the event-linked bonds in which it invests or as to the market capitalization of the issuer.  The Fund may invest in event-linked bonds and debt securities of any credit rating, including those rated below investment grade or, if unrated, determined by the Adviser, to be of comparable quality.  With respect to event-linked bonds, the rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal.  In addition to ratings issued by rating agencies, event-linked bonds are issued with an attachment probability and expected loss percentage determined by an independent modeler (a “risk model”).  A risk model is created based on historical data and averages and used to inform investors and others on the potential impact of a wide variety of catastrophic events.  The Adviser will also consider these risk models in choosing portfolio investments.

In implementing the Fund’s investment strategy, Stone Ridge will seek to limit the Fund’s exposure to any single catastrophic event by investing in reinsurance-related securities tied to a varied group of available perils and geographic regions.  Further, within each region and peril, Stone Ridge seeks to hold a balance of exposures to underlying insurance carriers, trigger types, and lines of business.  The Adviser will continue to monitor the risk of the Fund’s investments on a regular basis.

The Fund will pursue its investment objective by investing primarily in reinsurance-related securities.  Reinsurance occurs when insurance or reinsurance companies share risk by purchasing insurance policies from other insurers or reinsurers to limit the total loss the original insurer or reinsurer would experience in case of disaster. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions.  The party that diversifies its insurance portfolio is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

When selecting event-linked bonds and other reinsurance-related securities for investment, the Adviser evaluates the evolving universe of reinsurance-related securities by performing its own analysis based on quantitative and qualitative research.  The Adviser may rely upon information and analysis obtained from brokers, dealers and ratings organizations, among other sources.  The Adviser then uses quantitative and qualitative analysis to select appropriate event-linked bonds within each trigger event category.  The Adviser’s qualitative and quantitative analysis may consider various factors, such as trigger transparency, sponsor basis risk, call provisions, moral hazard, and correlation with other investments, and will also guide the Adviser in determining the desired allocation of event-linked bonds by trigger event category and in different regions.

Many of the event-linked bonds in which the Fund will invest will be issued by non-U.S. issuers.  As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in reinsurance-related securities, but retains the flexibility to invest at times in other securities, including registered investment companies, U.S. Government securities, cash and cash equivalents.

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such RIAs; and (iii) certain other eligible investors.  Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.  An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”.  It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks in the section entitled “Risks of Investing” on page 4 of the prospectus.

Event-Linked Securities Risk.  The principal risk of an investment in an event-linked security is that a triggering event(s) (e.g., a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and right to additional interest payments with respect to the security.  If multiple triggering events occur that impact a significant portion of the securities held by the Fund, the Fund could suffer substantial losses and an investor will lose money.  A majority of the Fund’s assets will be invested in event-linked securities tied to natural events and there is inherent uncertainty as to whether, when or where such events will occur.  There is no way to predict with complete accuracy whether a triggering event will occur, and because of this significant uncertainty, event-link securities carry a high degree of risk.

Event-Linked Bonds.  Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions.  If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security.  Such losses may be substantial.  Because catastrophe bonds cover “catastrophic” events, that if they occur will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high yield” or “junk bonds.”  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.

Catastrophe bonds are also subject to extension risk.  The sponsor of such an investment might also have the right to extend the maturity of the bonds to verify that the trigger event did occur or to process and audit insurance claims. The typical duration of mandatory and optional extensions of maturity for event-linked securities currently is between three to six months.  In certain circumstances, the extension may exceed two years.  An extension to verify the potential occurrence of a trigger event will reduce the value of the bond due to the uncertainty of the occurrence of the trigger event and will hinder the Fund’s ability to sell the bond.  Even if it is determined that the trigger event did not occur, such an extension will delay the Fund’s receipt of the bond’s principal and prevent the reinvestment of such proceeds in other, potentially higher yielding securities.

Catastrophe bonds have been in use only since the mid 1990s. As a relatively new type of financial instrument, there is limited trading history for these securities, and in certain instances there may be a limited or no active trading market, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

Quota Shares.  The Fund will invest in Quota Share Notes.  Quota Share Notes are subject to the same risks discussed herein for catastrophe bonds.  In addition, because Quota Share Notes represent a proportional interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.  Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes and therefore place the Fund’s assets at greater risk of loss than if the Adviser had more complete information.  The lack of transparency may also make the valuation of Quota Share Notes more difficult and potentially result in mispricing that could result in losses to the Fund.  See “Illiquidity Risk” and “Valuation Risk” below.

Risk-Modeling Risk. The Adviser, in selecting investments for the Fund, will consider risk models created by independent third parties.  Risk models are designed to assist investors, governments, and businesses understand the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. Risk models are created using historical, scientific and other related data.  Therefore, because such risk models are based upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event.  In addition, any errors or imperfections in a risk model, or in the data on which they are based, or technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance.

Illiquidity and Restricted Securities Risk.   Liquidity risk is the risk that the event-linked securities held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth.  As a relatively new type of financial instrument, there is limited trading history for event-linked securities.  The Fund may invest at the time of purchase up to 15% of its net assets in securities that are illiquid.  The Adviser believes a sufficient liquid market exists for event-linked securities in order to meet these requirements.  However, there can be no assurances that a liquid market will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.  To the extent the Fund holds Quota Share Notes, such investments will be treated as illiquid securities, unless the Board determines a liquid market exists for such instruments.

The event-linked securities in which the Fund invests will typically be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions with at least $100 million of securities (called “qualified institutional buyers” or “QIBs”).  Rule 144A securities are considered “restricted” securities.  Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing event-linked securities, the securities will become illiquid while held by the Fund.  Illiquid securities may be difficult to value, the Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities.  This may result in losses to the Fund and investors.

Valuation Risk.  The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of event-linked securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur.  The Fund’s investments in event-linked securities for which market quotations are not available will be valued using a third-party pricing vendor or in certain instances fair valued by the Board.  Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund's investment in an event-linked bond may be priced using fair value methods.  Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).

Moral Hazard Risk.  Event-linked securities are generally subject to one or more types of triggers, including so-called “indemnity-triggers”.  An indemnity trigger is a trigger based on the actual losses of the ceding sponsor. Event-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such event-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund.  For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e., the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million).  Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached.   In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

Limited Availability and Reinvestment Risk.  Investments in event-linked securities may be limited, which may limit the amount of assets the Fund may be able to invest in reinsurance-related securities.  The limited availability of event-linked securities may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets the Fund's investment objective and lack of availability of event-linked securities in the secondary market.  Original issuances of event-linked securities (and in particular hurricane-related catastrophe bonds) may be concentrated in the first two calendar quarters of each year.  Thereafter, the availability of event-linked securities is subject to natural fluctuations in the secondary market.  Therefore, if event-linked securities held by the Fund mature, or the Fund must sell securities to meet redemption requests, the Fund may be required to hold more cash than it normally would until event-linked securities meeting the Fund’s investment objectives become available.  Due to the potentially limited availability of additional event-linked securities, the Fund may be forced to reinvest in securities that are lower yielding or less desirable than the securities the Fund sold.  This is known as reinvestment risk, and may reduce the overall return on its portfolio securities.

Investments in Non-Voting Stock Risk.  To the extent the Fund contractually forgoes its right to vote securities or purchases non-voting securities of an SPV, it will not be able to vote on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV. If the event-linked securities in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities.  However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or purchase non-voting securities of such SPVs.  If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act.  Such limitations may interfere with portfolio management of the Fund which may adversely impact the Fund’s performance.

Reinsurance Industry Risk.  The performance of reinsurance-related securities and the reinsurance-industry itself are tied to the occurrence of various triggering-events, including weather and other natural disasters (hurricanes, earthquakes, etc.).  Major natural disasters in populated areas (such as in the cases of hurricane Katrina in New Orleans in 2005 and super storm Sandy in the New York City metropolitan area in 2012) can result in significant losses and investors in reinsurance-related securities tied to such events, may also experience substantial losses.  As the likelihood and severity of natural disasters increase, the risk of significant losses to reinsurers increases.  Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer.  However, a series of major triggering events could cause the failure of a reinsurer.  Similarly, to the extent the Fund invests in event-linked securities for which a triggering event occurs, it will result in losses to the Fund and a series of major triggering events affecting a large portion of the event-linked securities held by the Fund will result in substantial losses to the Fund.

Floating-Rate Loan Risks.  A significant percentage of the event-linked securities in which the Fund invests are expected to be variable rate, or floating rate, event-linked bonds.  Floating rate loans and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest will be invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher risk, higher yielding investments.  Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The Fund’s investment portfolio (which consists primarily of event-linked securities) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments.  As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement.  If so, the Fund may not meet its investment objectives.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk.  The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  This risk is enhanced for the Fund because it invests substantially all its assets in event-linked securities.  Event-linked securities can quickly lose all or much of their value if a triggering event occurs.  Thus, to the extent assets subject to a triggering event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund’s net asset value.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Derivative Investments Risk.  The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies.  Trigger events include hurricanes, earthquakes and weather-related phenomena.  If a trigger event(s) occurs, the Fund may lose the swap’s notional amount.  As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked securities, including counterparty risk and leverage risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Below Investment Grade Securities Risk.  The Fund can invest without limit in event-linked securities that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by Standard & Poor's Ratings Services ("S&P") or Baa3 by Moody's Investors Service, Inc., ("Moody's"), or that have comparable ratings by another rating organization.  The rating primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur.  Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a triggering event will occur and result in a loss.  The rating also assesses the event-linked security’s credit risk and the model used to calculate the probability of the trigger event.  The rating system for event-linked securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops.  Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation and Risk Management Solutions, Inc.  One or more of these modeling firms may be used by the Adviser as part of its investment process.  These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events.  If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an event-linked security that is not justified.  Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks.  Additionally, because there are only three major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Credit Risk.  The event-linked securities in which the Fund invests will be subject to credit risk.  The principal invested in an event-linked security is held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV.  Typically, the collateral account is invested in high quality U.S. government securities (i.e., U.S. Treasury bonds).  However, in certain event-linked securities, the collateral account may be invested in high yielding, higher risk securities.  In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments.  Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, therefore the Fund is dependent upon the manager to invest the collateral account proceeds appropriately.

Foreign Investing Risk.  The Fund may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities.  Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject.  Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting  and/or risk-retention requirements.  The Fund’s investments will consist primarily of event-linked bonds which provide the Fund with contractual rights under the terms of the bond issuance.  While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.  For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

Foreign Currency Risk. It is expected that a substantial portion of the Fund’s investments in event-linked securities will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Equity Securities Risk. The Fund may at times invest in equity securities.  The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

The Fund intends to invest substantially in “event-linked” bonds and other interests that are treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes.  The Fund generally intends to make a qualified electing fund (“QEF”) election with respect to each such PFIC, which would result in the Fund recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, whether or not such amounts are distributed.  The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year.  If the Fund is not able make a QEF election with respect to a PFIC, it will generally elect to “mark to market” shares that it holds in the PFIC at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year (subject to adjustments for deferral of losses from the taxable year) over their adjusted basis and as ordinary loss any decrease in that value unless the loss is required to be deferred. Gains realized with respect to PFICs that the Fund has elected to mark to market will be ordinary income. If the Fund realizes a loss with respect to such a PFIC, whether by virtue of selling all or part of the Fund’s interest in the PFIC or because of the “mark to market” adjustment described above, the loss will be ordinary to the extent of the excess of the sum of the mark-to-market gains over the mark-to-market losses previously recognized with respect to the PFIC. To the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds that limitation, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss. Capital losses recognized by the Fund in a taxable year will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.

By making either a QEF or  mark-to-market election with respect to a PFIC, the Fund may be required to recognize income (which generally must be distributed to shareholders) in excess of the distributions that it receives from that PFIC. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed.  In any of these circumstances, the Fund may need to borrow money or to dispose of certain investments in order to make the distributions required for treatment as a RIC.

If neither a “mark to market” nor a QEF election is made with respect to an interest in a PFIC, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner. In such a case, the Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on the tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 597

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Through February 1, 2014, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 2.00% for Class I shares and 2.15% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.